Shareholder Report, Holdings (Details)	May 31, 2024
SP Funds Dow Jones Global Sukuk ETF | KSA Sukuk Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
SP Funds Dow Jones Global Sukuk ETF | Perusahaan Penerbit SBSN Indonesia III [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
SP Funds Dow Jones Global Sukuk ETF | Isdb Trust Services NO 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
SP Funds Dow Jones Global Sukuk ETF | Saudi Electricity Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
SP Funds Dow Jones Global Sukuk ETF | Sharjah Sukuk Program Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SP Funds Dow Jones Global Sukuk ETF | DIB Sukuk Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SP Funds Dow Jones Global Sukuk ETF | Suci Second Investment Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SP Funds Dow Jones Global Sukuk ETF | SA Global Sukuk Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
SP Funds Dow Jones Global Sukuk ETF | DP World Crescent Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
SP Funds Dow Jones Global Sukuk ETF | Malaysia Sukuk Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
SP Funds Dow Jones Global Sukuk ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
SP Funds Dow Jones Global Sukuk ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
SP Funds Dow Jones Global Sukuk ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
SP Funds Dow Jones Global Sukuk ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SP Funds Dow Jones Global Sukuk ETF | Consumer (Non Cyclical) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SP Funds Dow Jones Global Sukuk ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SP Funds Dow Jones Global Sukuk ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SP Funds Dow Jones Global Sukuk ETF | Consumer (Cyclical) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
SP Funds S&P 500 Sharia Industry Exclusions ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Consumer (Non Cyclical) [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Consumer (Cyclical) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SP Funds S&P Global REIT Sharia ETF | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
SP Funds S&P Global REIT Sharia ETF | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
SP Funds S&P Global REIT Sharia ETF | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
SP Funds S&P Global REIT Sharia ETF | AvalonBay Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
SP Funds S&P Global REIT Sharia ETF | Mid-America Apartment Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds S&P Global REIT Sharia ETF | Equity LifeStyle Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds S&P Global REIT Sharia ETF | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SP Funds S&P Global REIT Sharia ETF | Weyerhaeuser Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SP Funds S&P Global REIT Sharia ETF | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SP Funds S&P Global REIT Sharia ETF | Rexford Industrial Realty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SP Funds S&P Global REIT Sharia ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
SP Funds S&P Global REIT Sharia ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)